CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 15,883	$ 14,192
Short-term bank deposits	3,800	10,000
Restricted deposits	1,183	1,728
Available-for-sale marketable securities	32,313	28,853
Trade receivables, net (net of allowance for credit losses of $25,341 and $25,253 on June 30, 2024 and December 31, 2023, respectively)	17,808	14,828
Other receivables and prepaid expenses	5,933	8,437
Inventories	9,606	11,874
Total current assets	86,526	89,912
LONG-TERM ASSETS:
Severance pay fund	409	395
Restricted deposit	0	158
Operating lease right-of-use assets	1,883	3,057
Other assets	1,025	704
Property and equipment, net	10,203	11,189
Intangible assets, net	610	915
Goodwill	31,833	31,833
Total non-current assets	45,963	48,251
Total assets	132,489	138,163
CURRENT LIABILITIES:
Trade payables	985	969
Deferred revenues	15,565	14,892
Short-term operating lease liabilities	1,405	1,453
Other payables and accrued expenses	18,128	22,094
Total current liabilities	36,083	39,408
LONG-TERM LIABILITIES:
Deferred revenues	8,729	7,437
Long-term operating lease liabilities	132	702
Accrued severance pay	929	1,080
Convertible debt	39,873	39,773
Total long-term liabilities	49,663	48,992
SHAREHOLDERS' EQUITY	46,743	49,763
Total liabilities and shareholders' equity	$ 132,489	$ 138,163